Supplementary Financial Information (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Supplementary Financial Information
	December 31
	2020	2019
	U.S. dollars in thousands
a. Other current assets:
Institutions - VAT	$187	$205
Prepaid expenses	1,215	602
Government grants receivable	6	424
Other	11	10
	$1,419	$1,241

b. Accounts payable-other:
Accrued expenses	$3,632	$3,650
Employee-related accrued expenses	337	309
Provision for vacation	306	217
	$4,275	$4,176